Shareholder Fees - FidelityFreedomFunds-K6ComboPRO	May 30, 2023 USD ($)
FidelityFreedomFunds-K6ComboPRO | Fidelity Freedom Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none